Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Taxes [Abstract]
Summary of income tax expense
A summary of income tax expense included in the Consolidated Statements of Income follows:

(dollars in thousands)	For the year ended December 31,
	2017	2016	2015
Current tax expense:
Federal	$26,510	$20,904	19,864
State	2,221	1,524	1,647
Total current tax expense	28,731	22,428	21,511
Enactment of Federal Tax Reform	5,054	-	-
Deferred tax (benefit) expense	(183)	3,261	3,011
Total income tax expense	$33,602	$25,689	24,522

Tax effects of temporary differences
The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 2017 and 2016, are as follows:

	December 31,
(dollars in thousands)	2017	2016
	Deductible temporary differences	Deductible temporary differences
Benefits and deferred remuneration	$(4,087)	$(5,474)
Difference in reporting the allowance for loan losses, net	12,002	18,117
Other income or expense not yet reported for tax purposes	(327)	129
Depreciable assets	(325)	(638)
Net deferred tax asset at end of year	7,263	12,134
Net deferred tax asset at beginning of year	12,134	15,395
Enactment of Federal Tax Reform	5,054	-
Deferred tax expense	$(183)	$3,261

Effective income tax rate
The effective tax rates differ from the statutory federal income tax rate. The reasons for these differences are as follows:

	For the years ended December 31,
	2017	2016	2015
Statutory federal income tax rate	35.0%	35.0%	35.0
Increase/(decrease) in taxes resulting from:
Tax exempt income	(0.1)	(0.1)	(0.1)
State income tax (including alternative minimum tax), net of federal tax benefit	1.6	1.8	1.8
Enactment of Tax Reform	6.6
Other items	0.7	0.9	-
Effective income tax rate	43.8%	37.6	36.7